Income tax	12 Months Ended
Dec. 31, 2024
Income tax
Income tax

20.Income tax

Cayman Islands (“Cayman”)

ZEEKR Intelligent Technology Holding Limited is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, ZEEKR Intelligent Technology Holding Limited is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands Taxation (“BVI”)

ZEEKR Technology Innovation Limited is incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, ZEEKR Technology Innovation Limited is not subject to income tax.

Hong Kong (“HK”)

ZEEKR Technology Limited is incorporated in Hong Kong. Companies registered in Hong Kong are subject to Hong Kong profits tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. Under the two-tiered profits tax rates regime in Hong Kong, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. For the years ended December 31, 2022, 2023 and 2024, ZEEKR Technology Limited did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the periods presented.

The People’s Republic of China

Under the PRC Enterprise Income Tax Law, the statutory income tax rate is 25%, and the enterprise income tax rate will be reduced to 15% for state-encouraged High and New Technology Enterprises (“HNTEs”). Ningbo Viridi is certified as an HNTE from 2020 to 2025. Zeekr Research and Development had been qualified as HTNE since 2024 and is also entitled to enjoy 15% preferential income tax rate.If an HNTE fails to meet the criteria for being an HNTE in any year, the enterprise cannot enjoy the 15% preferential tax rate in the given year, and must instead use the uniform enterprise income tax rate of 25%. Other Chinese entities within the Group besides Ningbo Viridi and Zeekr Research and Development are subject to the statutory rate of 25%.

According to a policy promulgated by the PRC State Tax Bureau, effective from 2018 onwards, enterprises engaged in research and development activities are entitled to claim 175% of the research and development expenses incurred in a year as tax deductible expenses in determining their tax assessable profits for that year (“Super Deduction”). From January 1, 2021, manufacturing enterprises engaged in research and development activities are entitled to a 200% claim for the aforementioned research and development expenses. From January 1, 2023, 200% claim for the aforementioned research and development expenses is applicable to all enterprises expect industries in negative list.

Sweden

The Company’s subsidiaries incorporated in Sweden are subject to income tax at a standard rate of 20.6% in 2022, 2023 and 2024.

20.Income tax (Continued)

Netherlands

The Company’s subsidiaries incorporated in Netherlands are subject to income tax at a standard rate of 25.8% in 2023 and 2024.

(Loss) income before income tax expense and share of income (loss) in equity method investments consists of:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
PRC	(7,480,164)	(8,302,693)	(5,397,006)
Netherlands	—	(107,145)	(434,291)
Sweden	131,098	119,064	89,231
Others	7,254	1,854	3,891
Total	(7,355,091)	(8,288,920)	(5,738,175)

Current and deferred income tax expense for the years ended December 31, 2022, 2023 and 2024 were RMB127,268, RMB62,113 and RMB176,752.

Reconciliations of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31,2022, 2023 and 2024 are as follows:

	Year Ended December 31,
	2022	2023	2024
Statutory income tax rate	25.0%	25.0%	25.0%
Non-deductible expenses	(0.8)%	(0.3)%	(1.3)%
Additional tax deduction for qualified research and development expenses	0.9%	1.7%	5.0%
Non-taxable income	—%	0.4%	0.8%
Tax effect of preferential tax rate	0.8%	(0.3)%	(11.1)%
Effect of changes in tax rates	—%	—%	(20.4)%
Effect on tax rates in different tax jurisdiction	0.1%	(0.6)%	0.1%
Change in valuation allowance	(27.8)%	(27.2)%	0.7%
Others	0.1%	0.5%	(1.9)%
Income tax expense	(1.7)%	(0.8)%	(3.1)%

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expense	96,321	103,865	381,407
Deferred income tax expense/(benefit)	30,947	(41,752)	(204,655)
Total	127,268	62,113	176,752

20.Income tax (Continued)

The Group’s deferred tax assets and liabilities as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets
Net operating loss carry-forwards	1,339,819	1,657,491
Development Expense	3,419,526	2,876,708
Accrued expenses	355,956	520,494
Inter-group unrealized profits	194,486	227,014
Depreciation and amortization	150,217	371,642
Others	6,415	26,499
Valuation allowance	(5,380,024)	(5,339,883)
Total deferred tax assets, net of valuation allowance	86,395	339,965
Deferred tax liabilities:
Disposal of an associate	—	52,847
Others	8,337	4,405
Total deferred tax liabilities	8,337	57,252
Net deferred tax assets	78,058	282,713
Analysis as:
Deferred tax assets	86,395	339,965
Deferred tax liabilities	8,337	57,252
Net deferred tax assets	78,058	282,713

The aggregate amount and per share effect of the tax holiday are as follows:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
The aggregate effect	(63,325)	—	(179,435)
Per share effect – basic and diluted	(0.03)	—	(0.08)

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying business. The statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets. Valuation allowances are established for deferred tax assets based on a more likely than not threshold.

The Group has assessed and considered that the deferred tax assets for certain subsidiaries are more-likely-than-not to be utilized in the future. The valuation allowance provided against the deferred tax assets as of December 31, 2022, 2023 and 2024 were RMB3,151,394, RMB5,380,024 and RMB5,339,883.

20.Income tax (Continued)

Valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years. Movement of valuation allowance is as follow:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	1,061,275	3,151,394	5,380,024
Additions	2,090,119	2,228,630	1,226,423
Reversals	—	—	(1,266,564)
Balance at end of the year	3,151,394	5,380,024	5,339,883

As of December 31, 2024, the accumulated net operating loss of RMB7,292.0 million of the Group’s subsidiaries incorporated in PRC can be carried forward to offset future taxable income. The accumulated net operating loss incurred by Chinese entities will be expired from 2027 to 2030.

Uncertain Tax Position

The Group did not identify any significant unrecognized tax benefits for each of the periods presented. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expense and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2024.

Pillar Two model rules

The Organization for Economic Co-operation and Development (“OECD”) published Pillar Two model rules in December 2021, with the effect that a jurisdiction may enact domestic tax laws (“Pillar Two legislation”) to implement the Pillar Two model rules on a globally agreed common approach. Pillar Two legislation applies to a member of a multinational group within the scope of the Pillar Two model rules, which the Group is reasonably expected to fall into. It imposes a top-up tax on profits arising in a jurisdiction whenever the effective tax rate determined by the Pillar Two model rules on a jurisdictional basis is below a minimum rate of 15%. The Group has reviewed its corporate structure in light of the introduction of Pillar Two model rules in various jurisdictions. While such new rules introduce complexity into the Group’s calculation of income tax expense, Pillar Two does not have a material impact to the Group’s tax expense in 2024. Due to the novelty and complexity of Pillar Two, the Group continues to monitor for advancements and further guidance on Pillar Two rules, considering impacts of such developments on its tax expense.